Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Charges for Share-based Incentive Plans	Charges for share-based incentive plans were as follows:

	2017 £m	2016 £m	2015 £m
Share-based payments (note 5)	105.0	106.5	99.0

Movement on Ordinary Shares Granted for Significant Restricted Stock Plans

Movement on ordinary shares granted for significant restricted stock plans:

	Non-vested 1 January 2017 number m	Granted number m	Lapsed number m	Vested number m	Non-vested 31 December 2017 number m
LEAP III[1]	0.8	4.0	–	(4.8)	–
Executive Performance Share Plan (EPSP)	8.0	2.0	(0.9)	–	9.1
Performance Share Awards (PSA)	1.2	1.2	(0.2)	(0.3)	1.9
Leaders, Partners and High Potential Group	6.4	3.1	(0.7)	(2.0)	6.8

Weighted average fair value (pence per share):
LEAP III[1]	860p	860p	–	860p	–
Executive Performance Share Plan (EPSP)	1,373p	1,309p	1,286p	–	1,368p
Performance Share Awards (PSA)	1,596p	1,681p	1,648p	1,504p	1,659p
Leaders, Partners and High Potential Group	1,534p	1,250p	1,518p	1,214p	1,502p

Note

[1]

The number of shares granted represents the matched shares awarded on vest date for the 2012 LEAP III plan which vested in March 2017. The actual number of shares that vest for each LEAP III plan is dependent on the extent to which the relevant performance criteria are satisfied.